Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Deferred Tax Assets and Liabilities

The movement in deferred tax assets and liabilities is attributable to the following items:

Balance of deferred tax asset	24,681
(liability) as at January 1, 2024
Changes recognized in biological assets	(966)
Changes recognized in carryforward tax losses	14,228
Other changes	422

Balance of deferred tax asset
(liability) as at December 31, 2024	38,365

Schedule of Components of Taxes
	2024	2023	2022
	NIS in thousands	NIS in thousands	NIS in thousands
Current tax expense	(846)	6,294	17,708
Deferred tax (income)	(13,684)	(4,046)	(17,615)

Tax expense (benefit)	(14,530)	2,248	93

Schedule of Reconciliation Between Tax on Earnings Before Income and Tax Expenses

	2024	2023	2022
	NIS in thousands
Loss (Profit) before taxes on income	87,323	61,285	(43,842)
tax rate	23%	23%	23%

Total tax benefit (expense) at applicable tax rate	20,084	14,096	(10,084)
Nondeductible expenses	(916)	(482)	(2,999)
Nondeductible Share-based payment	(525)	(596)	(2,049)
Creation of deferred taxes for tax losses from previous years for which deferred taxes were not created in the past	-	-	12,837
Change in temporary differences for which deferred taxes are not recognized	(2,199)	529	(1,075)
Impairment losses on goodwill		(14,513)	-
Other permanent differences	(1,914)	(1,282)	3,277
Income tax benefit (expense)	14,530	(2,248)	(93)